Construction contract expenses	12 Months Ended
Dec. 31, 2018
Construction Contract Expenses [Abstract]
Construction Contract Expenses [Text Block]
7. Construction contract expenses

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Construction contract expenses	—	(151)	(315)

As of December 31, 2014, the Partnership recorded a warranty allowance of $2.0 million to construction contract expenses for technical issues that required the replacement of equipment parts for the Mooring, which was sold to the charterer with final acceptance in 2014. During 2016, an additional warranty provision of $0.3 million was recorded. The warranty work was completed in 2017 resulting in additional expense of $0.2 million for the year ended December 31, 2017. For the year ended December 31, 2018, the Partnership recovered from its insurance carrier part of the costs incurred, net of deductible amounts. The Partnership was indemnified by Höegh LNG for all warranty provisions at the time the costs were incurred, subject to repayment to the extent recovered by insurance, and has repaid Höegh LNG for the insurance proceeds recovered during the year ended December 31, 2018. Refer to notes 19 and 22.